Fair Value Measurements (Tables) - Breeze Holdings Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2024
Fair Value Measurements (Tables) [Line Items]
Summary of Financial Assets Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability – Public Warrants	$1,955,000	$—	$—
Warrant liability – Private Placement Warrants	$—	$922,250	$—

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability – Public Warrants	$1,495,000	$—	$—
Warrant liability – Private Placement Warrants	$—	$—	$705,250

Schedule of Financial Assets that were Transferred from Level 3 To Level 1

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2023	$705,250	$1,495,000	$2,200,250
Change in valuation inputs or other assumptions	217,000	460,000	677,000
Fair value as of December 31, 2024	$922,250	$1,955,000	$2,877,250

Schedule of Inputs for Fair Value

The following table provides the significant inputs to the Modified Black-Scholes model for the fair value of the Private Placement Warrants:

As of December 31, 2023
Stock price	$11.03
Strike price	$11.50
Probability of completing a Business Combination	6.50%
Dividend yield	—
Term (in years)	5.25
Volatility	11.30%
Risk-free rate	3.84%
Fair value of warrants	$0.13

Private Warrants [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Financial Assets

The following table presents information about the Company’s financial assets that were transferred from Level 3 to Level 2:

Level 3 roll forward of Warrant Liability – Private Warrants	For The Year Ended December 31, 2024
Beginning balance	$705,250
Transfer in	—
Transfer out	(922,250)
Unrealized loss	217,000
Ending balance	$—
Amount of unrealized loss for the period included in income relating to assets held at the end of the reporting period	$217,000

Public Warrants [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Financial Assets that were Transferred from Level 3 To Level 1

The following table presents information about the Company’s financial assets that were transferred from Level 3 to Level 1:

Level 3 roll forward of Warrant Liability – Public Warrants	For The Year Ended December 31, 2024
Beginning balance	$—
Transfer in	3,795,000
Transfer out	(2,415,000)
Unrealized gain	(1,380,000)
Ending balance	$—
Amount of unrealized gain for the period included in income relating to assets held at the end of the reporting period	$(1,380,000)